================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               -------------------
                                    FORM N-PX
                               -------------------

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY
                  Investment Company Act file number 811-02183

                               -------------------

                         MassMutual Corporate Investors
               (Exact name of registrant as specified in charter)

                               -------------------

                                1500 Main Street
                                   Suite 1100
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)
--------------------------------------------------------------------------------
                 Rodney J. Dillman, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (name and address of agent for service)

                         Registrant's telephone number,
                       including area code: 413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2006 - June 30, 2007
================================================================================

ITEM 1. PROXY VOTING RECORD.

DIRECTED ELECTRONICS, INC.

Ticker:       DEIX           Security ID:  254575103
Meeting Date: JUN 8, 2007    Meeting Type: Annual
Record Date: APR 20, 2007

#      Proposal                                 Mgt Rec   Vote Cast   Sponsor

1.1    Elect Director Victor J. Orler           For       For         Management
1.2    Elect Director S. James Spierer          For       For         Management
2.     Amend Omnibus Stock Plan                 For       For         Management
3.     Ratify Auditors                          For       For         Management
--------------------------------------------------------------------------------

PEPSIAMERICAS, INC.

Ticker:       PAS            Security ID:  71343P200
Meeting Date: APR 26, 2007   Meeting Type: Annual
Record Date:  FEB 27, 2007

#      Proposal                                 Mgt Rec   Vote Cast   Sponsor

1      Elect Director Herbert M. Baum           For       For         Management
2      Elect Director Richard G. Cline          For       For         Management
3      Elect Michael J. Corliss                 For       For         Management
4      Elect Director Pierre S. DuPont          For       For         Management
5      Elect Director Archie R. Dykes           For       For         Management
6      Elect Director Jarobin Gilbert, Jr.      For       For         Management
7      Elect Director James R. Kackley          For       For         Management
8      Elect Director Matthew M. McKenna        For       For         Management
9      Elect Director Robert C. Pohlad          For       For         Management
10     Elect Director Deborah E. Powell, M.D.   For       For         Management
11     Ratify Auditors                          For       For         Management
--------------------------------------------------------------------------------

SUPREME INDUSTRIES, INC.

Ticker:       STS            Security ID:  868607102
Meeting Date: MAY 3, 2007    Meeting Type: Annual
Record Date:  MAR 23, 2007

#      Proposal                                 Mgt Rec   Vote Cast   Sponsor

1.1    Elect Director Arthur M. Borden          For       For         Management
1.2    Elect Director Mark C. Neilson           For       For         Management
1.3    Elect Director William C. Hurtt, Jr.     For       For         Management
2      Amend Omnibus Stock Plan                 For       For         Management
3      Ratify Auditors                          For       For         Management
--------------------------------------------------------------------------------

                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors


By (Signature and Title)* /s/ Clifford M.  Noreen
                          ---------------------------
                          Clifford M. Noreen, President

Date: August 27, 2007
      -------------------

* Print the name and title of each signing officer under his or her signature.